Tax - Summary of Tabular Form of Taxes Paid Based on Geographical Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of Taxes Paid Based On Geographical Area [Line Items]
Tax paid excluding tax deducted at source	$ 271	$ 206	$ 189
Taxes withheld at source	38	37	22
Tax paid per cash flow	309	243	211
China [member]
Disclosure In Tabular Form Of Taxes Paid Based On Geographical Area [Line Items]
Tax paid excluding tax deducted at source	11	5	10
Singapore [member]
Disclosure In Tabular Form Of Taxes Paid Based On Geographical Area [Line Items]
Tax paid excluding tax deducted at source	7	4	1
United Kingdom [member]
Disclosure In Tabular Form Of Taxes Paid Based On Geographical Area [Line Items]
Tax paid excluding tax deducted at source	10	8	3
United States [member]
Disclosure In Tabular Form Of Taxes Paid Based On Geographical Area [Line Items]
Tax paid excluding tax deducted at source	220	171	165
Other Jursidictions [Member]
Disclosure In Tabular Form Of Taxes Paid Based On Geographical Area [Line Items]
Tax paid excluding tax deducted at source	$ 23	$ 18	$ 10